SUMMARY OF MERGER TRANSACTION COSTS PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 21, 2023
Initial Public Offering And Private Placement
Transaction costs payable in common stock		$ 4,250	$ 4,250
Total		$ 4,250	$ 4,250